SHORT-TERM BORROWINGS - Additional Information (Details) $ in Millions					1 Months Ended			12 Months Ended
	Sep. 18, 2020 USD ($)	Sep. 18, 2020 CNY (¥)	Sep. 09, 2020 USD ($)	Sep. 09, 2020 CNY (¥)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2016 HKD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
SHORT-TERM BORROWINGS
Initial deposit for joint venture arrangement					$ 5,000,000					¥ 34,881,000	¥ 0
Repayment of the principal and interest by cash								$ 48,878,103	¥ 318,929,623	¥ 0	¥ 0
Asian Development | Disposal Group, Disposed of by Means Other than Sale
SHORT-TERM BORROWINGS
Gain on disposal of subsidiary	$ 12,800,000	¥ 83,700,000	$ 12,000,000	¥ 83,700,000
Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Initial deposit for joint venture arrangement						$ 5,000,000
Maximum | Joint venture to manufacture, market, distribute and sell electric cars
SHORT-TERM BORROWINGS
Committed capital investment in joint venture						$ 600,000,000
L&A International Holding Limited
SHORT-TERM BORROWINGS
Line of credit annual interest rate							2.00%
Line of credit amount							$ 92.3
Line of credit , duration							24 months
Amount of shares pledged | shares							417,440,000
Entrusted Bank Borrowing Agreement
SHORT-TERM BORROWINGS
Bank borrowing amount												$ 4,800,000	¥ 31,600,000